King & Spalding LLP

1180 Peachtree Street, N.E.

Atlanta, Georgia 30309

Tel: (404) 572-4600

Fax: (404) 572-5100

April 24, 2014

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Belk, Inc. Combined Issuer Tender Offer Statement and Rule 13e-3

Transaction Statement

To Whom It May Concern:

On behalf of Belk, Inc., attached please find a combined issuer Tender Offer Statement and Rule 13e-3 Transaction Statement filed under the cover of Schedule TO, in connection with its offer to purchase up to 1,500,000 shares of its Class A common stock, $0.01 par value per share, and up to 580,000 shares of its Class B common stock, $0.01 par value per share.

Should you have any questions or comments, please direct them to the following persons: Laura Hewett, Counsel, King & Spalding LLP, tel (404) 572-2729, fax (404) 572-5100, email lhewett@kslaw.com, and/or Jamie Stainback, Associate, King & Spalding LLP, tel (404) 572-2756, fax (404) 572-5100, email jstainback@kslaw.com.

Very truly yours,

/s/ Laura O. Hewett

Laura O. Hewett